Loans Receivable (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Summery of information relating to troubled debt restructuring by class of loans
Number of Contracts	17	3
Pre-Modification Outstanding Recorded Investment	$ 1,437	$ 7,372
Maturity Date Extension	1,437
Deferral of Principal Payments		7,305
Other Pre-Modification Outstanding Recorded Investment		125
Pre-Modification Outstanding Recorded Investment	1,437	7,430
Residential Construction Loans [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment	1,053
Number of Contracts	4
Maturity Date Extension	1,053
Deferral of Principal Payments
Other Pre-Modification Outstanding Recorded Investment
Pre-Modification Outstanding Recorded Investment	1,053
Commercial Real Estate [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment	198	7,372
Number of Contracts	2	3
Maturity Date Extension	198
Deferral of Principal Payments		7,305
Other Pre-Modification Outstanding Recorded Investment		125
Pre-Modification Outstanding Recorded Investment	198	7,430
Consumer [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment
Number of Contracts
Maturity Date Extension
Deferral of Principal Payments
Other Pre-Modification Outstanding Recorded Investment
Pre-Modification Outstanding Recorded Investment
Consumer - Home Equity [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment	168
Number of Contracts	7
Maturity Date Extension	168
Deferral of Principal Payments
Other Pre-Modification Outstanding Recorded Investment
Pre-Modification Outstanding Recorded Investment	168
Dealer Auto and RV [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment	18
Number of Contracts	4
Maturity Date Extension	18
Deferral of Principal Payments
Other Pre-Modification Outstanding Recorded Investment
Pre-Modification Outstanding Recorded Investment	$ 18